Related party transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related party transactions
Schedule of key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Consulting fees	$—	$—	$—	$91,591
Salary	2,350,134	313,545	3,095,936	756,628
Directors fees	103,777	65,107	262,641	247,846
Stock-based compensation	559,734	1,133,580	2,442,098	3,959,926
	$3,013,645	$1,512,232	$5,800,675	$5,055,991